Investment securities by type (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Held-to-maturity securities
Debt securities held-to-maturity	SFr (0)	SFr (0)
Debt securities held-to-maturity, before allowance for credit losses	1,417	921
Accrued interest excluded from amortized cost base of total Debt securities held-to-maturity	19	10
Gross unrealized gains	0	0
Gross unrealized losses	117	40
Fair value	1,300	881
Available-for-sale securities
Amortized cost, before allowance for credit losses, Debt Securities	4	952
Debt Securities, Available-for-sale, Allowance for Credit Loss	(0)	(0)
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	156
Fair value, Debt securities	4	796
Debt Securities Available-for-Sale Financing Receivable, Accrued Interest, Before Allowance for Credit Loss	0	1
Debt securities issued by foreign governments
Held-to-maturity securities
Debt securities held-to-maturity	(0)	(0)
Debt securities held-to-maturity, before allowance for credit losses	1,259	921
Gross unrealized gains	0	0
Gross unrealized losses	110	40
Fair value	1,149	881
Corporate debt securities
Held-to-maturity securities
Debt securities held-to-maturity	(0)	(0)
Debt securities held-to-maturity, before allowance for credit losses	158	0
Gross unrealized gains	0	0
Gross unrealized losses	7	0
Fair value	151	0
Available-for-sale securities
Amortized cost, before allowance for credit losses, Debt Securities	4	952
Debt Securities, Available-for-sale, Allowance for Credit Loss	(0)	(0)
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	156
Fair value, Debt securities	SFr 4	SFr 796